Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return		Net Income (Loss) ($) (in thousands)	OEBITDA ($)(6) (in thousands)
					Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(5)
2022	6,982,984	11,449,349	2,689,351	4,437,963	208.60	95.61	8,722	423,999
2021	5,402,931	7,716,751	2,156,616	3,084,021	167.57	127.87	(9,319)	378,207
2020	4,007,440	5,036,000	1,800,989	2,165,749	159.62	122.04	(56,054)	355,553

Named Executive Officers, Footnote [Text Block]	Our principal executive officer (“PEO”) was Mr. Desch for all years presented. Non-PEO NEOs consist of Messrs. Fitzpatrick, Hartin and Scheimreif and Ms. McBride. For 2021 only, non-PEO NEOs also include our former Chief Legal Officer, Thomas Hickey.
Peer Group Issuers, Footnote [Text Block]	The peer group used in this disclosure is the Nasdaq Telecommunications Index, which is our peer group used for purpose of Item 201(e) of Regulation S-K. The peer group by our Compensation Committee for 2022 compensation decisions is described on page 52.
PEO Total Compensation Amount	$ 6,982,984	$ 5,402,931	$ 4,007,440
PEO Actually Paid Compensation Amount	$ 11,449,349	7,716,751	5,036,000
Adjustment To PEO Compensation, Footnote [Text Block]	For Mr. Desch, the following amounts were added to (subtracted from) the respective amounts reported in the Summary Compensation Table for each covered year: (1) the grant date fair value of stock awards granted during the year: 2022 - $(5,514,317); 2021 - $(3,714,316); 2020 - $(2,671,402); (2) the fair value as of the end of the year of awards granted during the year that remained outstanding and unvested as of the end of the year: 2022 - $8,917,283; 2021 - $4,447,511; 2020 - $2,065,179; (3) the change as of the end of the year (from the end of the prior year) in fair value of awards granted in a prior year that remained outstanding and unvested as of the end of the year: 2022 – $1,122,570; 2021 - $1,359,162; 2020 - $1,315,609; (4) the change as of the vesting date (from the end of the prior year) in fair value of awards granted in a prior year for which all applicable vesting conditions were satisfied during the year: 2022 - $(59,171); 2021 - $221,463; 2020 - $346,611; and (5) for awards granted in a prior year that failed to meet the applicable vesting conditions during the year, the fair value of such awards at the end of the prior year: 2022 - $0; 2021 - $0; 2020 - $(27,437).
Non-PEO NEO Average Total Compensation Amount	$ 2,689,351	2,156,616	1,800,989
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,437,963	3,084,021	2,165,749
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	For our non-PEO NEOs, the following amounts were added to (or subtracted from) the average of the respective amounts reported in the Summary Compensation Table for each covered year: (1) the average grant date fair value of stock awards granted during the year: 2022 - $(2,043,700); 2021 - $(1,362,310); 2020 - $(1,205,942); (2) the average fair value as of the end of the year of awards granted during the year that remained outstanding and unvested as of the end of the year: 2022 - $3,312,023; 2021 - $1,637,702; 2020 - $916,723; (3) the average change as of the end of the year (from the end of the prior year) in fair value of awards granted in a prior year that remained outstanding and unvested as of the end of the year: 2022 – $489,681; 2021 - $577,304; 2020 - $544,258; (4) the average change as of the vesting date (from the end of the prior year) in fair value of awards granted in a prior year for which all applicable vesting conditions were satisfied during the year: 2022 - $(9,392); 2021 - $74,709; 2020 - $116,466; and (5) for awards granted in a prior year that failed to meet the applicable vesting conditions during the year, the average fair value of such awards at the end of the prior year: 2022 - $0; 2021 - $0; 2020 - $(6,745).
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

2022 Most Important Measures
OEBITDA
Adjusted Service Revenue
GAAP Service Revenue
Stock Price

Total Shareholder Return Amount	$ 208.60	167.57	159.62
Peer Group Total Shareholder Return Amount	95.61	127.87	122.04
Net Income (Loss)	$ 8,722	$ (9,319)	$ (56,054)
Company Selected Measure Amount	423,999	378,207	355,553
PEO Name	Mr. Desch
Additional 402(v) Disclosure [Text Block]
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how our company or the Compensation Committee view the link between our company’s performance and named executive officer (“NEO”) pay. For additional information about our pay-for-performance philosophy and how we align executive compensation with company performance, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section of this Proxy Statement.
Required Tabular Disclosure of Most Important MeasuresThe most important performance measures used to link compensation actually paid to our NEOs for 2022 to our performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see the “Compensation Discussion and Analysis” section of this Proxy Statement.
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between our total stockholder return and that of the Nasdaq Telecommunications Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were
	calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	OEBITDA
Non-GAAP Measure Description [Text Block]	“Operational EBITDA” or “OEBITDA” is the financial performance measure from the tabular list of 2022 Most Important Measures shown below, which, in our company’s assessment, represents the most important financial performance measure used to link compensation actually paid to our NEOs for 2022 to our performance. OEBITDA represents earnings before interest, income taxes, depreciation and amortization, income (loss) on equity method investments, net, share-based compensation expenses, revenues associated with Iridium NEXT (for periods prior to the deployment of Iridium NEXT only) and, for periods presented through the first quarter of 2020 only, certain expenses associated with the construction of our Iridium NEXT satellite constellation, primarily in-orbit insurance. We consider the loss on early extinguishment of debt to be financing-related costs associated with interest expense or amortization of financing fees, which by definition are excluded from OEBITDA.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Service Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	GAAP Service Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (5,514,317)	$ (3,714,316)	$ (2,671,402)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	8,917,283	4,447,511	2,065,179
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,122,570	1,359,162	1,315,609
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(59,171)	221,463	346,611
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	(27,437)
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,043,700)	(1,362,310)	(1,205,942)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,312,023	1,637,702	916,723
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	489,681	577,304	544,258
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(9,392)	74,709	116,466
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ (6,745)